Charles Schwab Investment Management, Inc.
211 Main Street
San Francisco, CA 94105
September 23, 2011
VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Laudus Trust (File Nos. 33-21677 and 811-05547)
Laudus Mondrian Global Fixed Income Fund
Post-Effective Amendment No. 76
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and Statements of Additional Information, dated September 19, 2011, for the above-named fund that would have been filed pursuant to Rule 497(c) do not differ from the prospectus and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.
Sincerely,
/s/ Catherine MacGregor
Catherine MacGregor
Vice President
Charles Schwab Investment Management, Inc.